As filed with the Securities and Exchange Commission on April 16, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 104

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 105

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 101 to the Registration Statement of Transamerica Series Trust on behalf of Transamerica Clarion Global Real Estate Securities VP and Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 102 to the Registration Statement of Transamerica Series Trust on behalf of Transamerica Legg Mason Dynamic Asset Allocation - Balanced VP and Transamerica Legg Mason Dynamic Asset Allocation - Growth VP (the “Amendments”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on January 27, 2012 (Accession Number: 0001193125-12-027430), and February 2, 2012 (Accession Number: 0001193125-12-037098), respectively are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Amendments until May 1, 2012.

The prospectuses and statement of additional information for the other series and classes of Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 28.	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust(19)

(b)	Bylaws(19)

(c)	Not applicable

(d)	Investment Advisory Agreements

	(1)	Investment Advisory Agreement(3)

	a.	Investment Advisory Agreement (Schedule A only dated May 1, 2010)(29)

	b.	Investment Advisory Agreement (Schedule A only dated August 16, 2010)(31)

	c.	Investment Advisory Agreement (Schedule A only dated May 1, 2011(33)

	d.	Investment Advisory Agreement (Schedule A only dated December 9, 2011)(34)

	e.	Investment Advisory Agreement (Schedule A only dated May 1, 2012 (to be filed by amendment)

	(2)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Real Return TIPS VP(33)

	(3)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP(15)

	a.	Amendment dated November 20, 2009 to Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP(26)

	(4)	Sub-Advisory Agreement on behalf of Transamerica Third Avenue Value VP(2)

	(5)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(3)

	a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(16)

	b.	Amendment dated December 31, 2009 to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(27)

	(6)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Small Cap VP(2)

	(7)	Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Capital Growth VP (formerly Transamerica Focus VP) (33)

	(8)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Mid Cap Value VP(7)

	(9)	Sub-Advisory Agreement on behalf of Transamerica WMC Diversified Equity VP (formerly Transamerica Diversified Equity VP) (33)

	(10)	Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP(16)

	a.	Amendment dated August 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP(25)

	(11)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP(6)

	a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP(12)

	(12)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP(34)

	(13)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP(3)

	a.	Amendment dated July 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP(25)

	(14)	Sub-Advisory Agreement on behalf of Transamerica AEGON Money Market VP (formerly Transamerica Money Market VP) (33)

	(15)	Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP (formerly Transamerica Van Kampen Large Cap Core VP), Transamerica Morgan Stanley Active International Allocation VP (formerly Transamerica Van Kampen Active International Allocation VP) and Transamerica Morgan Stanley Mid-Cap Growth VP (formerly Transamerica Van Kampen Mid-Cap Growth VP) (3)

	a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Active International Allocation VP(15)

	b.	Amendment dated May 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Mid-Cap Growth VP(25)

	c.	Amendment dated May 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Active International Allocation VP(29)

	d.	Amendment dated May 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Mid-Cap Growth VP(29)

	e.	Amendment dated June 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Active International Allocation VP, Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Mid-Cap Growth VP(30)

(16)	Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP (formerly Transamerica Van Kampen Large Cap Core VP) – Invesco(30)

(17)	Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(15)

b.	Amendment dated April 30, 2010 to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(29)

(18)	Sub-Advisory Agreement on behalf of Transamerica Systematic Small/Mid Cap Value VP (formerly Transamerica Small/Mid Cap Value VP(33)

(19)	Sub-Advisory Agreement on behalf of Transamerica AEGON U.S. Government Securities VP (formerly Transamerica U.S. Government Securities VP) (33)

(20)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP(3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP(12)

(21)	Sub-Advisory Agreement on behalf of Transamerica AEGON High Yield Bond VP (26)

(22)	Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Growth Opportunities VP (formerly Transamerica Growth Opportunities VP)(33)

(23)	Sub-Advisory Agreement on behalf of Transamerica Multi-Managed Balanced VP (formerly Transamerica Balanced VP) (33)

(24)	Morningstar Asset Allocation Management Agreement(10)

a.	Amendment to Asset Allocation Management Agreement(12)

(25)	Form of Sub-Advisory Agreement on behalf of Transamerica Strategic Selection Fund(17)

(26)	Sub-Advisory Agreement on behalf of Transamerica Index 50 VP and Transamerica Index 75 VP(19)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Index 35 VP and Transamerica Index 100 VP(26)

(27)	Sub-Advisory Agreement on behalf of Transamerica Efficient Markets VP(21)

(28)	Investing Agreements on behalf of Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP(19)

a.	Amendment to Investing Agreement (Vanguard) on behalf of Transamerica Index 35 VP and Transamerica Index 100 VP(26)

(29)	Sub-Advisory Agreement on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP(25)

(30)	Sub-Advisory Agreement on behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP(25)

(31)	Sub-Advisory Agreement on behalf of Transamerica ProFund UltraBear VP(24)

(32)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Tactical Allocation VP and Transamerica BlackRock Global Allocation(24)

(33)	Investing Agreements on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP(24)

a.	Amendment to Schedule A of the Investment Agreements (to be filed by amendment)

(34)	Sub-Advisory Agreement on behalf of Transamerica WMC Diversified Growth VP and Transamerica WMC Diversified Growth II VP(29)

(35)	Sub-Advisory Agreement on behalf of Transamerica AllianceBernstein Dynamic Allocation VP (formerly Transamerica Convertible Securities VP(31)

(36)	Sub-Advisory Agreement on behalf of Transamerica AEGON Active Asset Allocation – Conservative VP, Transamerica AEGON Active Asset Allocation – Moderate Growth VP and Transamerica AEGON Active Asset Allocation – Moderate VP(33)

(37)	Sub-Advisory Agreement on behalf of Transamerica Madison Balanced Allocation VP, Transamerica Madison Conservative Allocation VP, Transamerica Madison Diversified Income VP, Transamerica Madison Large Cap Growth VP and Transamerica Madison Moderate Growth Allocation VP(33)

(38)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Tactical Allocation VP (formerly Transamerica Federated Market Opportunity VP) (33)

(39)	Amendment to Asset Management Agreement on behalf of Transamerica Asset Allocation – Conservative, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Growth Portfolio(33)

(40)	Sub-Advisory Agreement on behalf of Transamerica Janus Balanced VP(34)

	(41)	Sub-Advisory Agreement on behalf of Transamerica Legg Mason Dynamic Allocation – Balanced VP (to be filed by amendment)

	(42)	Sub-Advisory Agreement on behalf of Transamerica Legg Mason Dynamic Allocation – Growth VP (to be filed by amendment)

(e)	Distribution Agreement(2)

	(1)	Amendment to Distribution Agreement(16)

	(2)	Amended and Restated Distribution Agreement dated November 1, 2007(19)

	(3)	Amendment to Distribution Agreement dated May 1, 2008(20)

	(4)	Updated Schedule I only dated May 1, 2010(29)

	(5)	Updated Schedule I only dated August 16, 2010(31)

	(6)	Updated Schedule I only dated May 1, 2011(33)

	(7)	Updated Schedule I only dated December 9, 2011(34)

	(8)	Updated Schedule I only dated May 1, 2012 (to be filed by amendment)

(f)	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010(28)

(g)	Custodian Agreement dated January 1, 2011(32)

(h)	(1) Administrative Services Agreement dated July 15, 2010(31)

a. Updated Schedule A only dated May 1, 2011(32)

b. Updated Schedule A only dated December 9, 2011(34)

c. Amended and Restated Services Agreement and Schedule A dated May 1, 2012 (to be filed by amendment)

(2) Transfer Agency Agreement, as amended through May 1, 2008(24)

(3) Expense Limitation Agreement(15)

a. Amendment to Expense Limitation Agreement dated May 1, 2008(20)

b. Amendment to Expense Limitation Agreement dated July 1, 2009(25)

c. Updated Schedule A and B only dated May 1, 2010(29)

d. Updated Schedule A and B only dated August 16, 2010(31)

e. Amendment and Restated Expense Limitation Agreement dated May 1, 2011(33)

f. Updated Schedule A and B only dated December 9, 2011(34)

g. Updated Schedule A and B only dated May 1, 2012 (to be filed by amendment)

(4) Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended(17)

a. Amendment dated May 1, 2010(29)

b. Amendment dated May 1, 2011(33)

c. Amendment dated May 1, 2012 (to be filed by amendment)

(5)      Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009(24)

a. Amendment dated May 1, 2010(29)

b. Amendment dated May 1, 2011(33)

c. Amendment dated May 1, 2012 (to be filed by amendment)

(6)      Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009(24)

(7) Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended(29)

a. Amendment dated May 1, 2010(29)

b. Amendment dated May 1, 2011(33)

c. Amendment dated May 1, 2012 (to be filed by amendment)

(8) Participation Agreement with Transamerica Advisors Life Insurance Company of New York dated September 1, 2008, as amended(29)

a. Amendment dated May 1, 2010(29)

b. Amendment dated May 1, 2011(33)

c. Amendment dated May 1, 2012 (to be filed by amendment)

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of Independent Registered Certified Public Accounting Firm (Ernst & Young LLP) (to be filed by amendment)

(k)	Not applicable

(l)	Not applicable

(m)	Plan of Distribution under Rule 12b-1

	(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007(19)

	(2)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008(20)

	(3)	Updated Schedule A only dated May 1, 2010(29)

	(4)	Updated Schedule A only dated August 16, 2010(31)

	(5)	Updated Schedule A only dated May 1, 2011(33)

	(6)	Updated Schedule A only dated December 9, 2011(34)

	(7)	Updated Schedule A only dated May 1, 2012 (to be filed by amendment)

(n)	Multiple Class Plan dated January 22, 2009(24)

(o)	Reserved

(p)	Code of Ethics

	(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. dated January 3, 2012 (to be filed by amendment).

SUB-ADVISERS

	(2)	AllianceBernstein L.P. (33)

	(3)	Transamerica Investment Management, LLC(11)

	(4)	T. Rowe Price Associates, Inc. (To be filed by amendment)

	(5)	Third Avenue Management LLC (To be filed by amendment)

	(6)	ING Clarion Real Estate Securities, LLC (To be filed by amendment)

	(7)	Jennison Associates LLC(32)

	(8)	MFS Investment Management(12)

	(9)	Pacific Investment Management Company LLC(28)

	(10)	J.P Morgan Investment Management, Inc.(32)

	(11)	Morgan Stanley Investment Management, Inc.(11)

	(12)	Morningstar Associates, LLC(11)

	(13)	BlackRock Investment Management, LLC(13)

	(14)	AEGON USA Investment Management, LLC(33)

	(15)	Foxhall Capital Management, Inc.(22)

	(16)	Hanlon Investment Management, Inc.(22)

	(17)	ProFund Advisors LLC(24)

	(18)	Wellington Management Company, LLP(32)

	(19)	Invesco Advisers, Inc.(30)

	(20)	Madison Asset Management, LLC(33)

	(21)	BlackRock Financial Management, Inc. (32)

	(22)	Systematic Financial Management, LP (32)

	(23)	Janus Capital Management LLC(34)

	(24)	Legg Mason Global Asset Allocation (to be filed by amendment)

	(25)	Western Asset Management Company (to be filed by amendment)

(q)(1)		Power of Attorney(36)

(1)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.
(2)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.
(9)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.
(10)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 6, 2005 and incorporated herein by reference.
(11)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference (File No. 33-02659).
(12)	Previously filed with Post-Effective Amendment No. 66 to the Registration Statement filed on April 28, 2006 and incorporated herein by reference.
(13)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659)
(14)	Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2007 and incorporated herein by reference (File No. 333-136346).
(15)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.
(16)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.
(19)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.
(21)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 75 to the Registration Statement filed on December 5, 2008 and incorporated herein by reference.
(23)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 95 to the Registration Statement filed on February 27, 2009 (File No. 33-02659).
(24)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
(25)	Previously filed with Post-Effective Amendment No. 83 to the Registration Statement filed on August 14, 2009 and incorporated herein by reference.
(26)	Previously filed with Post-Effective Amendment No. 88 to the Registration Statement filed on November 19, 2009 and incorporated herein by reference.
(27)	Previously filed with Post-Effective Amendment No. 90 to the Registration Statement filed on February 18, 2010 and incorporated herein by reference.
(28)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 108 to the Registration Statement filed on February 26, 2010 (File No. 33-02659).
(29)	Previously filed with Post-Effective Amendment No. 91 to the Registration Statement filed on April 28, 2010 and incorporated herein by reference.
(30)	Previously filed with Post-Effective Amendment No. 92 to the Registration Statement filed on June 14, 2010 and incorporated herein by reference.
(31)	Previously filed with Post-Effective Amendment No. 93 to the Registration Statement filed on August 13, 2010 and incorporated herein by reference.
(32)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(33)	Previously filed with Post-Effective Amendment No. 95 to the Registration Statement filed on April 29, 2011 and incorporated herein by reference.

(34)	Previously filed with Post Effective Amendment No. 100 to the Registration Statement filed on December 9, 2011 and incorporated herein by reference.
(35)	Previously filed with Post Effective Amendment No. 101 to the Registration Statement filed on January 27, 2012 and incorporated herein by reference.
(36)	Previously filed with Post Effective Amendment No. 102 to the Registration Statement filed on February 2, 2012 and incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant.

To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30.	Indemnification.

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Adviser

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
AEGON USA Investment Management, LLC (“AUIM”) 4333 Edgewood Road NE Cedar Rapids, IA 52499	Sub-Adviser to Transamerica AEGON Active Asset Allocation – Conservative VP, Transamerica AEGON Active Asset Allocation – Moderate Growth VP, Transamerica AEGON Active Asset Allocation – Moderate VP, Transamerica AEGON High Yield Bond VP, Transamerica AEGON Money Market VP, Transamerica AEGON U.S. Government Securities VP, Transamerica Efficient Markets VP, Transamerica Index 35 VP, Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Index 100 VP

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Bradley J. Beman, Executive Vice President and Chief Investment Officer	N/A

		David L. Blankenship, Manager and President	N/A

		Kirk W. Buese, Executive Vice President – Private and Structured Finance	N/A

		Daniel P. Fox, Executive Vice President – Risk Management	N/A

		Jacqueline D. Griffin, Manager, Executive Vice President – General Account	N/A

		Paul J. Houk, Executive Vice President and Assistant Secretary	N/A

		Terry L. Leitch, Executive Vice President – Derivatives	N/A

		Garry E. Creed, Senior Vice President	N/A

		Mark E. Dunn, Senior Vice President	N/A

		Robert Fitzsimmons, Senior Vice President	N/A

		Michael C. Fogliano, Senior Vice President	N/A

		Kevin A. Giles, Senior Vice President – New Initiatives	Family Business

		Darlene Greene, Senior Vice President – Human Resources	N/A

		Greg Haendel, Senior Vice President	N/A

		David R. Halfpap, Senior Vice President	N/A

		Karen E. Hufnagel, Senior Vice President and Chief Operating Officer	N/A

		Calvin W. Norris, Senior Vice President	N/A

		Eric C. Perry, Senior Vice President	N/A

		Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		James K. Schaeffer, Jr., Senior Vice President	N/A

		Sarvjeev S. Sidhu, Senior Vice President	N/A

		Jon L. Skaggs, Senior Vice President	Residential Real Estate LLC’s

		Robert A. Smedley, Senior Vice President	N/A

		Douglas A. Weih, Senior Vice President	N/A

		Brian Westhoff, Senior Vice President	N/A

		Jeffrey A. Whitehead, Senior Vice President	N/A

		John F. Bailey, Vice President	N/A

		James K. Baskin, Vice President	Family Business

		Peter Brennan, Vice President	N/A

		Timothy L. Carlson, Vice President	N/A

		Martin Coppens, Vice President	N/A

		Douglas A. Dean, Vice President	N/A

		Bradley D. Doyle, Vice President	N/A

		Laurence T. Grant, Vice President	N/A

		Jason Felderman, Vice President	N/A

		Rishi Goel, Vice President	N/A

		Scott P. Hassenstab, Vice President	N/A

		William J. Henricksen, Vice President	N/A

		Frederick B. Howard, Vice President	N/A

		Stephen M. Lempa, Vice President	N/A

		Clayton R. McBride, Vice President	N/A

		Christopher D. Pahlke, Vice President	N/A

		Michael J. Parrish, Vice President	N/A

		Greg A. Podhajsky, Vice President	N/A

		Joshua D. Prieskorn, Vice President	N/A

		James Rich, Vice President	N/A

		Michael S. Smith, Vice President	N/A

		J. Staley Stewart, Vice President	N/A

		Debra R. Thompson, Vice President	N/A

		Michael A. Urban, Vice President	N/A

		Xueqing (Sam) Wang, Vice President	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Paul Johnson, Vice President – Internal Communications	N/A

		Clint L. Woods, Assistant Secretary	N/A

		Monty Jackson, Assistant Secretary	N/A

		Tracy S. Cassidy, Assistant Secretary	N/A

		Renee D. Montz, General Counsel and Secretary	N/A

		Richard J. Walz, Chief Compliance Officer	Consulting Business prior to joining AUIM

		Stephanie L. Steele, Assistant Treasurer	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

BlackRock Investment Management, LLC (“BlackRock”)

1 University Square Drive, Princeton, NJ 08540-6455

BlackRock Financial Management, Inc. (“BlackRock Financial”)

55 East 52nd Street

New York, NY 10055

Sub-adviser to Transamerica BlackRock Global Allocation VP, Transamerica BlackRock Large Cap Value VP and Transamerica BlackRock Tactical Allocation VP

Co-Sub-adviser to Transamerica Multi-Managed Balanced VP

		Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Laurence D. Fink, Chief Executive Officer	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

		Robert S. Kapito, President and Director	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Paul Audet, Vice Chairman	Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Barbara Novick, Vice Chairman	BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

		Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Anthracite Capital Inc., New York, NY, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

		Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

		Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA

		Richard Kishel, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc.,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore, BlackRock Asset Management UK Limited London, England, BlackRock Group Limited, London,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia

		Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
CBRE Clarion Securities LLC (“Clarion”) 201 King of Prussia Road Suite 600 Radnor, PA 19087	Sub-adviser to Transamerica Clarion Global Real Estate Securities VP	T. Ritson Ferguson, Managing Director	N/A

		Jarrett B. Kling, Managing Director	Independent trustee for two unaffiliated registered investment companies: the Hirtle Callaghan Trust and Old Mutual Advisors Funds.

		Steven D. Burton, Managing Director	N/A

		Joseph P. Smith, Managing Director	N/A

		David J. Makowicz, Senior Director	N/A

		Steven P. Sorenson, Senior Director	N/A

		Jonathan A. Blome, Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business, or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Hanlon Investment Management, Inc., 3393 Bargaintown Road, Suite 200, Egg Harbor Twp., NJ 08234	N/A	Sean Hanlon, Dierdre Downham, Thomas Ericson, Nathan Berk, David Powell	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Invesco Advisers, Inc. (“Invesco”) 1555 Peachtree Street, N.E. Atlanta, GA 30309	Co-Sub-adviser to Transamerica Multi Managed Large Cap Core VP	The only employment of a substantial nature of the Advisor’s directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management - The Adviser” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 32(b) of the Part C.	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name and Position of Each Director, Officer or Partner of the Adviser

Any Other Business or

Profession, Vocation or
Employment of a Substantial
Nature of the Adviser (and

Each Director, Officer or

Partner of the Adviser

thereof) and Position within

the Last Two Fiscal Years[1]

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Richard M. Weil[2] Chief Executive Officer

INTECH Investment Management LLC, Working Director

Janus Capital Group Inc., Chief Executive Officer, Director

Janus Distributors LLC, Executive Vice President

Janus Management Holdings Corporation , President, Director

Janus Services LLC, Executive Vice President

Perkins Investment Management LLC, Director

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	George Batejan[3] Executive Vice President and Global Head of Technology & Operations

INTECH Investment Management LLC , Vice President, Working Director

Janus Capital Group Inc., Executive Vice President and Global Head of Technology and Operations

Janus Distributors LLC, Senior Vice President

Janus Capital Institutional Advisers LLC, Vice President

Janus Services LLC, Executive Vice President

1	With the exception of INTECH Investment Management LLC (“INTECH”) and Perkins Investment Management LLC (“Perkins”), all of the other entities have the same principal office and place of business as Janus Capital Management LLC. The principal business addresses for INTECH is 525 Okeechobee Blvd, Suite 1800, West Palm Beach, FL 33401. The principal business address for Perkins is 311 S. Wacker Drive Suite 6000, Chicago, IL 60606.
2	Position effective February 1, 2010. Prior to joining Janus, Mr. Weil spent 14 years with PIMCO where most recently he served as their global head of PIMCO Advisory, Chief Operations Officer of PIMCO, and as a member of the board of trustees of the PIMCO Funds. The principal business address of PIMCO is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660.
3	Position effective October 18, 2010. Prior to joining Janus, Mr. Batejan was senior vice president and chief information officer at Evergreen Investments, Inc. (“Evergreen”). The principal business address of Evergreen is 200 Berkeley Street, Boston, MA 02116.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name and Position of Each Director, Officer or Partner of the Adviser

Any Other Business or

Profession, Vocation or
Employment of a Substantial
Nature of the Adviser (and

Each Director, Officer or

Partner of the Adviser

thereof) and Position within

the Last Two Fiscal Years[1]

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Robin C. Beery Executive Vice President, Head of U.S. Distribution

INTECH Investment Management LLC, Working Director

Janus Capital Group Inc., Executive Vice President, Head of U.S. Distribution

Janus Distributors LLC, Executive Vice President, Head of Intermediary Distribution, Global Marketing and Product

The Janus Foundation, Director

Janus Services LLC, Executive Vice President, Head of U.S. Distribution

Perkins Investment Management LLC, Director

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Augustus Cheh[4] Executive Vice President	N/A

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Jonathan D. Coleman Executive Vice President Co-Chief Investment Officer	N/A

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Heidi W. Hardin Senior Vice President General Counsel Secretary

Janus Distributors LLC, Senior Vice President, General Counsel, Secretary

Janus Capital Institutional Advisers LLC, Vice President and Secretary

Janus Services LLC, Senior Vice President, General Counsel, Secretary

Perkins Investment Management LLC, Vice President, Secretary

4	Position effective March 29, 2011. Prior to joining Janus, Mr. Cheh was the CEO of Asia ex-Japan for AllianceBernstein. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, NY 10105.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name and Position of Each Director, Officer or Partner of the Adviser

Any Other Business or

Profession, Vocation or
Employment of a Substantial
Nature of the Adviser (and

Each Director, Officer or

Partner of the Adviser

thereof) and Position within

the Last Two Fiscal Years[1]

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	Bruce L. Koepfgen[5] Executive Vice President, Chief Financial Officer

INTECH Investment Management LLC, Vice President, Working Director

Janus Capital Group Inc., Executive Vice President, Chief Financial Officer

Janus Distributors LLC, Executive Vice President, Chief Financial Officer

Janus Management Holdings Corporation, Executive Vice President, Chief Financial Officer, Director

Janus Services LLC, Executive Vice President, Chief Financial Officer

Janus International Holding LLC, Executive Vice President, Director

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	David R. Kowalski Senior Vice President of Compliance, Chief Compliance Officer

INTECH Investment Management LLC, Vice President

Janus Distributors LLC, Senior Vice President, Chief Compliance Officer

Janus Services LLC, Senior Vice President, Chief Compliance Officer

Perkins Investment Management LLC, Vice President

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	R. Gibson Smith Executive Vice President, Co-Chief Investment Officer	Janus Distributors LLC, Executive Vice President Janus Services LLC, Executive Vice President Perkins Investment Management LLC, Director

* * *

5	Position of Executive Vice President effective May 23, 2011, and Chief Financial Officer effective July 30, 2011. Prior to joining Janus, Mr. Koepfgen served as Co-CEO at Allianz Global Investors Management Partners (“Allianz Global”) and CEO of Oppenheimer Capital. The principal business address of Allianz Global is 225 W. Washington Street, Chicago, IL 60606. The principal office address of Oppenheimer Capital is 1345 Avenue of the America, New York, NY 10105.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jennison Associates LLC (“Jennison”)* 466 Lexington Avenue New York, NY 10017	Sub-adviser to Transamerica Jennison Growth VP	Dennis M. Kass, Director and Chairman.	Chairman and Manager, Quantitative Management Associates LLC. Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc.

		Mehdi A. Mahmud, Director and Chief Executive Officer.	N/A

		Spiros Segalas, Director, President and Chief Investment Officer.	N/A

		Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company.

		Jonathan R. Longley, Director and Managing Director.	Vice President, Prudential Trust Company.

		Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC. Manager, Quantiative Management Associates LLC.

		Judy Rice, Director**	President, Manager, Chief Executive Officer and Chief Operating Officer, PIFM Holdco, LLC. Manager, Pruco Securities, LLC. President and Chief Executive Officer, Prudential Investment Management Services LLC. Chairman, Officer-in-Charge, Chief Executive Officer and Chief Operating Officer, Prudential Investments LLC. President, Officer-in-Charge and Chief Executive Officer, Prudential Mutual Fund Services LLC.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Joel Allen Smith**, Director.	President and Chief Operating Officer, 745 Property Investments. Vice President-Investments, PIM Foreign Investments, Inc. Vice President, PIM Investments, Inc. Director and President, PIM Warehouse, Inc. Director and President, PREI Acquisition I, Inc. Director and President, PREI Acquisition II, Inc. President, PREI HYDG, LLC. Director, Chairman and Chief Executive Officer, Prudential Home Building Investors, Inc. Vice President, Prudential Investment Management Services LLC. Vice President, Prudential Investment Management, Inc. President, TMW Real Estate Group, LLC. Vice President, PLA Retail Fund I Manager, LLC.

		Debra Hope Wedgeworth, Director**	Manager, Quantatative Management Associates LLC.

		Joseph M. Carrabes, Executive Vice President.	Vice President, Prudential Trust Company.

		Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer.	Assistant Secretary, Prudential Trust Company.

		Kenneth Moore, Treasurer, Executive Vice President and Chief Operating Officer	Vice President, PIM Warehouse, Inc. Director and Executive Vice President, Prudential Trust Company. Vice President, Prudential Investment Management, Inc.

		Leslie S. Rolison, Executive Vice President	Vice President, QM.

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

* * *

J.P. Morgan Investment Management Inc. (“JPMorgan”) 270 Park Avenue New York, NY 10017	Sub-adviser to Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Enhanced Index VP, and JPMorgan Mid Cap Value VP, JPMorgan Tactical Allocation VP and Co-Sub-adviser to Transamerica Multi-Managed Balanced VP	Joseph Azelby, Director/Managing Director/CIO-Global Head of Real Estate	N/A

		Joseph Bertini, Managing Director/Chief Compliance Officer	N/A

		Seth P. Bernstein, Director//Managing Director/CIO-Global Head of Fixed Income	N/A

		George Gatch, CEO/Director/Managing Director	N/A

		Martin, Porter, Managing Director/CIO-Global Head of Equities & Balanced Group	N/A

		Clive S. Brown, Director, Managing Director	N/A

		Scott E. Richter, Managing Director/Secretary/Chief Legal Officer	N/A

		Paul A. Quinsee, Director, Managing Director	N/A

		Craig Sullivan, Director/Managing Director/Chief Financial Officer	N/A

		Lawrence Unrein, Director/Managing Director/CIO-Global Head of Private Equity	N/A

		Robert Young, Director/Managing Director/COO	N/A

		James Broderick, Director/Managing Director	N/A

		Catherine Ann Keating, Director/CEO/Managing Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Legg Mason Global Asset Allocation, LLC	Subadviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation - Growth VP	Ronald Dewhurt, Director Peter Nachtwey, Chief Financial Officer and Chief Executive Officer	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Madison Asset Management, LLC (“Madison”) 550 Science Drive Madison, WI 53711	Sub-adviser to Transamerica Madison Balanced Allocation VP, Transamerica Madison Conservative Allocation VP, Transamerica Madison Diversified Income VP, Transamerica Madison Large Cap Growth VP and Transamerica Madison Moderate Growth Allocation VP

Frank E. Burgess, Executive Director and President

Katherine L. Frank, Executive Director and COO

Jay R. Sekelsky, Executive Director and Chief Investment Officer

Michael J. Schlageter, Executive Director and Chief Marketing Officer

Elizabeth A. Dettman, Managing Director and Chief Financial Officer

W. Richard Mason, Chief Compliance Officer and Corporate Counsel

Pamela M. Krill, General Counsel and Chief Legal Officer

N/A N/A N/A N/A N/A N/A N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Morgan Stanley Investment Management Inc. 522 Fifth Avenue, Floor 19 New York, NY 10036	Sub-adviser to Transamerica Morgan Stanley Active International Allocation VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Multi-Managed Large Cap Core VP, and Transamerica Morgan Stanley Capital Growth VP	Randy Takian, Managing Director, Director and President	President and Principal Executive Officer, Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer, Morgan Stanley Services Company Inc.; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

		Stuart Bohart, Managing Director and Director	President; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Managing Director, Van Kampen Advisors Inc. and Van Kampen Asset Management; President, Morgan Stanley Distribution, Inc.

		Stefanie V. Chang Yu, Managing Director and Secretary	Managing Director and Secretary of various entities affiliated with the Sub-Adviser.

		Kevin Klingert, Managing Director and Acting Chief Investment Officer of the Global Fixed Income Group	Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer, Global Fixed Income Group of Morgan Stanley Investment Advisors Inc.; Vice President of various Retail Funds and Institutional Funds; Managing Director and acting Chief Investment Officer, Global Fixed Income Group of various Van Kampen entities; Vice President of various Van Kampen Retail Funds and Institutional Funds.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
		Carsten Otto, Managing Director	Managing Director and Global Head, Compliance for Morgan Stanley Investment Management and Chief Compliance Officer, Morgan Stanley Retail and Institutional Funds.

		Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., and Van Kampen Advisors Inc.

		Mark Patten, Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Investment Management and Morgan Stanley Distribution Inc.; Chief Financial Officer and Treasurer, Morgan Stanley Asset Management Holdings II; Chief Financial Officer and Treasurer of various Van Kampen entities.

		Mary Alice Dunne, Managing Director and Chief Administrative Officer	Managing Director and Chief Administrative Officer, Morgan Stanley Investment Advisors Inc.

		Joanne Pace, Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of Morgan Stanley Investment Advisors Inc.; Managing Director of various Van Kampen entities.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
MFS Investment Management (“MFS”) 500 Boylston Street Boston, MA 02116,	Sub-adviser to Transamerica MFS International Equity VP	Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

		Dean A. Connor, Director	President and Chief Executive Officer of Sun Life Financial

		Robert J. Manning, Director, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex

		Michael W. Roberge, Director, President, Chief Investment Officer and Director of Global Research	N/A

		Martin E. Beaulieu, Vice Chairman	N/A

		David A. Antonelli, Vice Chairman	N/A

		Timothy M. Fagan, Chief Compliance Officer	N/A

		Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

		Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	Secretary of the MFS Funds

		Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	Sub-adviser to Transamerica PIMCO Total Return VP and Transamerica PIMCO Real Return TIPS VP	Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer	Board Member of Petersen Institute for International Economics, Member of the Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board.
		William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A

		Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

David C. Lown, Managing Director, Chief Administrative Officer	N/A

Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

David C. Flattum, Managing Director, General Counsel	N/A

Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
ProFund Advisors LLC (“ProFund Advisors”) 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814	Sub-adviser to Transamerica ProFund UltraBear VP	Michael L. Sapir, Chief Executive Officer	N/A

		Louis M. Mayberg, President	N/A

		William E. Seale, Principal	N/A

		Timothy N. Coakley, Chief Financial Officer	N/A

		Amy R. Doberman, General Counsel	N/A

		Victor M. Frye, Chief Compliance Officer	N/A

		Todd B. Johnson, Chief Investment Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Systematic Financial Management L.P. 300 Frank W. Burr Blvd. Glenpointe East 7th Floor Teaneck, NJ 07666	Sub-adviser to Transamerica Systematic Small/Mid Cap Value VP	Ronald M. Mushock, Portfolio Manager and Managing Partner	N/A

		Karen E. Kohler, Chief Operating Officer, Chief Compliance Officer and Managing Partner	N/A

		D. Kevin McCreesh, Chief Investment Officer, Portfolio Manager and Managing Partner	N/A

		Kenneth Burgess, Portfolio Manager and Managing Partner	N/A

		Gregory B. Wood, Head Trader and Managing Partner	N/A

		Eoin E. Middaugh, Portfolio Manager and Managing Partner	N/A

		Joseph M. Sharma, Portfolio Manager and Partner	N/A

		Aman R. Patel, Assistant Portfolio Manager & Senior Equity Analyst and Partner	N/A

		Roger Chang, Vice President & Senior Equity Trader and Partner	N/A

		James V. Wallerius, Senior Vice President Marketing & Client Service	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Transamerica Asset Management, Inc. (“TAM”) 570 Carillon Parkway St. Petersburg, FL 33716	Investment Adviser to Registrant	John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A

		Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A

		Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

		Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

		T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

		Margaret A. Cullem-Fiore, Vice President and Senior Counsel	Assistant Secretary

		Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

		Ranjit Bhatia, Vice President	N/A

		Williams Nobles, Vice President	N/A

		Angelo Ojeda, Vice President	N/A

		Jonathan Oldroyd, Vice President	N/A

		Pratik Patel, Vice President	N/A

		Amy Powell, Vice President	N/A

		Anthony D. Pedata, Senior Compliance Officer	N/A

		Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

		Sarah L. Bertrand, Assistant Vice President	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street Baltimore, MD 21202	Sub-adviser to Transamerica T. Rowe Price Small Cap VP	Edward C. Bernard, Director and Vice President	N/A

		John R. Gilner, Chief Compliance Officer and Vice President	N/A

		James A.C. Kennedy, Director and President	N/A

		Kenneth V. Moreland, Chief Financial Officer	N/A

		Brian C. Rogers, Chief Investment Officer, Director and Vice President	N/A

		William J. Stromberg, Director and Vice President	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Third Avenue Management LLC (“Third Avenue”) 622 Third Avenue New York, NY 10017	Sub-adviser to Transamerica Third Avenue Value VP	David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust and Third Avenue Variable Series Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation

		Vincent J. Dugan, Chief Financial Officer of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

		W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Wellington Management Company, LLP (“Wellington Management”) 280 Congress Street Boston, MA 02110	Sub-Adviser to Transamerica WMC Diversified Growth VP and Transamerica WMC Diversified Growth II VP	Saul J. Pannell, Partner and Executive Committee Member	N/A

		Perry M. Traquina, Partner, President, CEO And Executive Committee Member	N/A

		Cynthia M. Clarke, Partner And Chief Legal Officer	N/A

		Phillip H. Perelmuter, Partner And Executive Committee Member	N/A

		Selwyn J. Notelovitz, Partner And Chief Compliance Officer	N/A

		Edward J. Steinborn, Partner And Chief Financial Officer	N/A

		Partner And Executive Committee Member	N/A

		Brendan J. Swords, Partner And Executive Committee Member	N/A

		Edward P. Bousa, Partner And Executive Committee Member	N/A

		James W. Valone, Partner And Executive Committee Member	N/A

		Charles S. Argyle, Partner And Executive Committee Member	N/A

		Vera M. Trojan, Partner And Executive Committee Member	N/A

Item 32.	Principal Underwriter

(a)	Transamerica Capital, Inc. (“TCI”) is the principal underwriter for TST. TCI, whose address is 4600 South Syracuse Street, Denver, CO 80237-2719, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
David W. Hopewell	(1)	Director	N/A

Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A

Thomas A. Swank	(1)	Director	N/A

Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A

Blake S. Bostwick	(2)	Chief Operations Officer and Vice President	N/A

David R. Paulsen	(2)	Executive Vice President	N/A

Anne M. Spaes	(3)	Executive Vice President	N/A

Michael G. Petko	(2)	Executive Vice President	N/A

Frank A. Camp	(1)	Secretary	N/A

Courtney John	(2)	Vice President and Chief Compliance Officer	N/A

Karen D. Heburn	(4)	Vice President	N/A

Wesley J. Hodgson	(2)	Vice President	N/A

Amy Angle	(1)	Assistant Vice President	N/A

Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary

Elizabeth Belanger	(6)	Assistant Vice President	N/A

John Fischer	(4)	Assistant Vice President	N/A

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A

Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary

Christy Post-Rissin	(4)	Assistant Vice President	N/A

Brenda L. Smith	(4)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(4)	Assistant Vice President	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse Street, Suite 1100, Denver, CO 80237-2719
(3)	400 W. Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 N. Charles Street, Baltimore, MD 21202
(6)	4 Manhattanville Road, Purchase, NY 10577

Item 33.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg, FL 33716, or at the offices of the Funds’ custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34.	Management Services.

Not applicable

Item 35.	Undertakings.

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 104 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 16th day of April, 2012.

TRANSAMERICA SERIES TRUST

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 104 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	April 16, 2012
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	April 16, 2012
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	April 16, 2012
Leo J. Hill*

/s/ David W. Jennings	Trustee	April 16, 2012
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	April 16, 2012
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	April 16, 2012
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	April 16, 2012
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	April 16, 2012
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	April 16, 2012
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	April 16, 2012
John W. Waechter*

/s/ Alan F. Warrick	Trustee	April 16, 2012
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and	April 16, 2012
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		April 16, 2012
* By: Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 104 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Item 28

To be filed by Amendment